LEASES - Lease liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
LEASES
Book value at the beginning of the period	$ 16,411,981	$ 11,284,137
Additions of the period	261,066	9,569,819
Interest expenses, exchange differences and inflation effects	531,405	1,059,412
Payments of the period	(1,291,338)	(5,501,387)
Total	15,913,114	16,411,981
Lease Liabilities
Non-current	12,766,847	9,527,939
Current	3,146,267	6,884,042
Total	$ 15,913,114	$ 16,411,981